Long-Term Debt (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
2015		$ 3,824
2016		3,621
2017		2,412
2018		1,141
2019		1,366
Thereafter		3,141
Total	$ 20,180	$ 15,505	$ 2,462